SEGMENT REPORTING (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues from external customers	$ 288,182	$ 272,914
Gross profit	108,460	103,972
Product sales [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	13,957	19,177
Services covering a period of time [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	1,514
IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	107,177	115,130
Costs of revenue	69,125	71,422
Gross profit	38,052	43,708
IA [Member] | Integrated contract revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	90,357	93,082
IA [Member] | Product sales [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	10,337	16,837
IA [Member] | One-off services [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	6,119	4,602
IA [Member] | Services covering a period of time [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	364	609
Rail [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	113,871	104,745
Costs of revenue	53,423	52,680
Gross profit	60,448	52,065
Rail [Member] | Integrated contract revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	75,883	84,218
Rail [Member] | Product sales [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	3,620	2,340
Rail [Member] | One-off services [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	33,218	17,248
Rail [Member] | Services covering a period of time [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	1,150	939
M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	67,134	53,039
Costs of revenue	57,174	44,840
Gross profit	9,960	8,199
M&E [Member] | Integrated contract revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	67,093	52,809
M&E [Member] | Product sales [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	0	0
M&E [Member] | One-off services [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	41	230
M&E [Member] | Services covering a period of time [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	0	0
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	288,182	272,914
Costs of revenue	179,722	168,942
Gross profit	108,460	103,972
Consolidated [Member] | Integrated contract revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	233,333	230,109
Consolidated [Member] | Product sales [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	13,957	19,177
Consolidated [Member] | One-off services [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	39,378	22,080
Consolidated [Member] | Services covering a period of time [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 1,514	$ 1,548